Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2012 First batch of Warrants	Dec. 31, 2012 Second batch of Warrants	Feb. 28, 2013 Options Granted American Depository Share	Feb. 28, 2013 Stock Option Plan 2011	Feb. 28, 2013 Stock Option Plan 2011 Employee Stock Option	Feb. 28, 2013 Stock Option Plan 2011 Non Employee Stock Awards	Dec. 31, 2012 Warrant
Subsequent Event [Line Items]
Equity awards granted for consultancy service	250,000	250,000	60,000				500,000
Equity awards issued for consultancy service, exercise price							$ 8.50
Equity awards issued for consultancy service, exercise period							5 years
Warrants issuance date		Feb. 07, 2013
Options granted			970,100		2,539,495	200,000
Option exercise price			$ 6.50	$ 0.605
Option contract term				5 years
Option vesting percentage on first anniversary			25.00%
Option vesting percentage on 12 equal quarterly tranches			75.00%